Fair Value Disclosures	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures

10. Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, trade receivables and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

When the interest rate swap contracts qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while any ineffective portion, if any, is recognized immediately in current period statement of operations. When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of operations.

Information on the location and amounts of derivative fair values in the unaudited interim condensed consolidated balance sheets and derivative gains / (losses) in the unaudited interim condensed consolidated statements of operations and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2011	September 30, 2012
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$2,572,097
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	-	-
	Subtotal	$-	$2,572,097

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$2,630,574	$758,024
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	1,266,945	-
	Subtotal	$3,897,519	$758,024

Total derivatives		$3,897,519	$3,330,121

Effect of Derivative Instruments designated as hedging instruments

		Nine Months Ended September 30,
	Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)	2011	2012
Interest rate swaps		$ -	$(858,342)
Total		$ -	$(858,342)

		Nine Months Ended September 30,
	Location of Gain / (Loss) Reclassified from Accumulated Other Comprehensive Gain / (Loss) in Statement of Operations (Effective Portion)	2011	2012
Interest rate swaps – Realized Loss	Interest and finance costs	$-	$(100,318)
Total		$-	$(100,318)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the nine months ended September 30, 2012 and 2011.

Effect of Derivative Instruments not designated as hedging instruments

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011	2012
Interest rate swaps – Fair value	Loss on derivatives, net	$709,911	$1,325,422
Interest rate swaps – Realized Loss	Loss on derivatives, net	(3,111,758)	(2,052,762)
Net loss on derivatives		$(2,401,847)	$(727,340)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2011 and September 30, 2012.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2011	September 30, 2012
Interest rate swaps – liability	$3,897,519	$3,330,121

Marketable securities – shares of Korea Line Corporation (“KLC”):

On September 15, 2011, the Company entered into a Settlement Agreement (“Agreement”) with KLC in relation to the early termination of the time charter dated March 17, 2008, as amended, in respect of the M/V Pearl Seas. The parties reached an agreement, where KLC admitted a liability, which would be settled in cash and in shares of KLC (See Note 22 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report). On May 24, 2012, the Company received 111,201 shares of KLC as part of the Agreement. These marketable securities have readily determinable fair values and are classified as available for sale. Such marketable securities are measured subsequently at fair value in the accompanying unaudited interim condensed consolidated balance sheets. Unrealized gains / (losses) for available for sale securities are excluded from the statement of operations and are recognized in accumulated other comprehensive income / (loss) until realized. From the initial measurement of the valuation of KLC shares, a gain from marketable securities of $1.4 million was recognized in the accompanying unaudited interim condensed consolidated statements of operations, with changes in the fair value of $1.0 million recognized in accumulated other comprehensive loss. The fair value of the KLC shares based on the respective closing price as of September 30, 2012, was $0.4 million. As of September 30, 2012, the Company recognized the change in the fair value of the KLC shares as other than temporary and therefore, a loss of $1.0 million was recognized. The respective loss is included in gain from marketable securities in the accompanying unaudited interim condensed consolidated statements of operations, after reclassifying same from the Company’s other comprehensive income / (loss).

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011 Gain / (Loss)	2012 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$-	$1,394,665
Marketable securities – Realized Loss	Gain on marketable securities, net	-	(980,430)
Net gain on marketable securities		$-	$414,235

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of September 30, 2012.

Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
KLC Shares – Marketable Securities	$414,235	$980,430

Financial Assets that are measured at fair value on a non-recurring basis

Investment in Box Ships Inc.:

During the nine months ended September 30, 2012, in accordance with the accounting guidance relating to loss in value of an investment that is other than a temporary decline, the Company recognized an impairment loss on its investment in Box Ships’ common shares. The fair value of the investment in Box Ships based on the closing price of Box Ships’ common share as of September 30, 2012, of $5.95, was $20.5 million. As of September 30, 2012, the Company considered the difference between the fair value and the book value of the investment in Box Ships as other than temporary and therefore a loss of $14.4 million was recognized. The respective loss is included in loss on investment in affiliate in the accompanying unaudited interim condensed consolidated statements of operations.

The fair value of the investment in Box Ships is based on quoted prices of Box Ships share of stock (NYSE: TEU) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the Company’s investment in Box Ships as of September 30, 2012.

Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$20,453,125	$14,349,546

As of December 31, 2011 and September 30, 2012, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above and in Note 14 in the Company’s Annual Report.